Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Statutory income tax rate	35.00%
Income taxes paid (recovered)	$ 74,460	$ 287,491	$ (16,601)
Tax receivable	167	10
Interest and penalties expense related to unrecognized tax benefits	2,571	2,223	2,573
Accrued interest and penalties related to unrecognized tax benefits	9,952	7,381
AZOA
Income Tax Disclosure [Line Items]
Tax payable	$ 73,372	$ 103,300